Related Party Disclosures - Schedule of Remuneration of Directors and Key Management Personnel (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Remuneration of Directors and Key Management Personnel [Abstract]
Short-term employee benefits	$ 1,512,519	$ 296,978
Post-employment benefits
Share-based payments	25,409,893
Long-term employee benefits
Key management personnel	$ 26,922,412	$ 296,978